SHORT-TERM BANK LOANS - Components (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Short-term Debt [Line Items]
Total short-term bank loans	¥ 15,000,000.0	$ 2,322,753	¥ 9,520,000
Bank of Nanjing
Short-term Debt [Line Items]
Total short-term bank loans	4,000,000	619,401	2,500,000
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Total short-term bank loans	10,000,000	1,548,502	6,000,000
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Total short-term bank loans			¥ 1,020,000
China Construction Bank
Short-term Debt [Line Items]
Total short-term bank loans	¥ 1,000,000	$ 154,850